8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS

At September 30, 2013 and 2012 respectively, the Company was indebted to the FHLB of Dallas for $108,997 and $142,751 of advances bearing interest at a weighted average rate of 3.38% and 2.82%, which are due as follows:

Year Ended September 30,
2014	$29,247
2015	8,092
2016	10,349
2017	8,299
2018	5,871
Thereafter	47,139
$108,997

These advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans, certain investment securities and stock in the FHLB.

At September 30, 2013, the Company had an additional $183,931 available under its line of credit with the FHLB of Dallas.